Consolidated Balance Sheets	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 1,128,389	$ 111,752
Equity investments, at cost	200	9,394
Notes receivable, net	23,500	200,000
Prepaid expenses and other current assets	241,091	16,333
Inventory	33,484	156,366
Total Current Assets	1,426,664	493,845
Total Assets	1,426,664	493,845
CURRENT LIABILITIES:
Convertible note payable, net of discount		61,875
Accounts payable and accrued expenses	127,069	54,862
Note payable - current portion	14,654
Total Current Liabilities	141,723	116,737
LONG TERM LIABILITIES:
Note payable - long-term portion	4,246
Total Long Term Liabilities	4,246
Total Liabilities	145,969	116,737
Commitment and Contingencies (see Note 11)
Redeemable Series A, Convertible Preferred stock, $0.0001 par value, 1,000,000 shares designated; None and 4,000 shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively ($100 per share redemption value)		400,000
STOCKHOLDERS’ EQUITY (DEFICIT):
Common stock, $0.0001 par value, 500,000,000 shares authorized; 85,141,956 and 23,604,207 shares issued and outstanding at December 31, 2020 and 2019, respectively	8,514	2,361
Additional paid-in capital	7,034,502	2,630,551
Accumulated deficit	(5,762,321)	(2,655,804)
Total Stockholders’ Equity (Deficit)	1,280,695	(22,892)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 1,426,664	$ 493,845